Prepayments	9 Months Ended
Mar. 31, 2012
Prepayments Disclosure [Abstract]
Prepayments

Note 8 – Prepayments

Prepayments for land use rights

Prepayments for land use rights are monies advanced in connection with acquiring land use rights to expand the site of the Company’s new coking plant still under construction. Such prepayments were paid to the former occupants of the land underlying the land use rights, and are not refundable.  As of March 31, 2012 and June 30, 2011, prepayments for land use rights amounted to $11,103,542 and $8,980,335, respectively. The Company is in the process of registering the land use right certificates with Pingdingshan Bureau of Land and Resources Department and expects to such registrations by December 31, 2012, at an estimated total cost of $11,490,765 (RMB 73, 050,000).

Prepayments for acquisitions

The Company has been in the process of acquiring coal mine companies with annual production capacity of 150,000 to 300,000 metric tons, pursuant to a government-directed coal mine consolidation program. As of June 30, 2011, the Company had prepaid $20,905,922 (RMB 135,138,476) in the aggregate in connection with four potential targets which the Company later decided not to acquire. Pursuant to the Company’s agreements with the owners of these four targets entered into in August 2011, the Company’s prepayments would be refunded to the Company by December 31, 2011. In August 2011, $7.86 million (RMB 50,210,000) was refunded to the Company and $1.1 million (RMB 7,062,727) was reclassified as coal product purchase deposit. The balance of $12,326,148 is accounted for as a receivable of mine acquisition prepayments in the accompanying condensed consolidated balance sheets as of March 31, 2012. The Company is actively communicating with the local government to ensure that the mine owners repay the remaining balance by December 31, 2012.

In December 2010, the Company advanced approximately $4.7 million (RMB 30 million) to Henan Province Coal Seam Gas Development and Utilization Co., Ltd. (“Henan Coal Seam Gas”), a state-owned enterprise and qualified provincial-level mine consolidator, to form a joint-venture with Zhonghong for the purpose of acquiring coal mines within Henan Province. The joint-venture, Henan Hongyuan Coal Seam Gas Engineering Technology Co., Ltd. (“Hongyuan CSG”), was established on April 28, 2011. Henan Coal Seam Gas will return such advance to the Company as soon as the Company commences to consolidate 60% of its existing mines under Hongyuan CSG. The balance of $4,749,000 is accounted for as a refund receivable of mine acquisition prepayments in the condensed consolidated balance sheet as of March 31, 2012.

As of March 31, 2012 and June 30, 2011, prepayments for mine acquisitions amounted to $0 and $25,546,922, respectively.

Prepayments for construction

Prepayments for construction are mainly monies advanced to contractors and equipment suppliers in connection with the Company’s new coking plant, as well as for tunnel improvement at the Company’s Hongchang coal mine.

As of March 31, 2012, the Company made prepayments of approximately $21.8 million toward construction of its new coking plant.

In addition, the Company made prepayments of approximately $1.25 million (RMB 8 million) during the year ended June 30, 2010 for constructing new mining tunnels. As of March 31, 2012, this project had not commenced. The Company expects to start this project in late 2012.

The total contract price of construction amounted to approximately $64.5 million. Prepayments for construction, as of March 31, 2012 and June 30, 2011, amounted to $21,779,538 and $8,134,736, respectively.